Significant Accounting Policies - Impact of the Adoption of ASU 2014-09 on Statement of Comprehensive (Loss) / Income (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues	$ 279,254	$ 249,115	$ 241,620
Voyage expenses	46,315	15,165	9,920
Partnership’s net (loss) / income	$ (104)	$ 38,483	$ 52,489
Net loss per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.6)	$ 1.51	$ 2.35
Balances without adoption of ASU 2014-09
Total revenues	$ 280,654
Voyage expenses	46,747
Partnership’s net (loss) / income	$ 864
Net loss per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.55)
Effect of change
Total revenues	$ (1,400)
Voyage expenses	432
Partnership’s net (loss) / income	$ (968)
Net loss per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.05)